Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair value measurements
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2013
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,008	¥720	¥129	¥—	¥1,857
Private equity investments(3)	—	—	87	—	87
Japanese government securities	3,331	—	—	—	3,331
Japanese agency and municipal securities	—	72	0	—	72
Foreign government, agency and municipal securities	3,574	1,466	91	—	5,131
Bank and corporate debt securities and loans for trading purposes	—	1,375	69	—	1,444
Commercial mortgage-backed securities (“CMBS”)	—	161	6	—	167
Residential mortgage-backed securities (“RMBS”)	—	2,720	4	—	2,724
Real estate-backed securities	—	—	68	—	68
Collateralized debt obligations (“CDOs”) and other(4)	—	138	12	—	150
Investment trust funds and other	144	45	13	—	202

Total trading assets and private equity investments	8,057	6,697	479	—	15,233

Derivative assets(5)
Equity contracts	723	1,058	76	—	1,857
Interest rate contracts	4	21,621	148	—	21,773
Credit contracts	0	1,706	133	—	1,839
Foreign exchange contracts	—	2,094	11	—	2,105
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(25,684)	(25,684)

Total derivative assets	728	26,479	368	(25,684)	1,891

Subtotal	¥8,785	¥33,176	¥847	¥(25,684)	¥17,124

Loans and receivables(6)	—	521	3	—	524
Collateralized agreements(7)	—	998	—	—	998
Other assets
Non-trading debt securities	409	508	4	—	921
Other(3)	172	15	60	—	247

Total	¥9,366	¥35,218	¥914	¥(25,684)	¥19,814

Liabilities:
Trading liabilities
Equities	¥922	¥87	¥0	¥—	¥1,009
Japanese government securities	2,151	—	—	—	2,151
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	2,627	477	—	—	3,104
Bank and corporate debt securities	—	288	0	—	288
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Investment trust funds and other	40	12	—	—	52

Total trading liabilities	5,740	866	0	—	6,606

Derivative liabilities(5)
Equity contracts	827	1,118	71	—	2,016
Interest rate contracts	2	21,312	202	—	21,516
Credit contracts	0	1,871	108	—	1,979
Foreign exchange contracts	0	1,994	14	—	2,008
Commodity contracts	1	1	0	—	2
Netting	—	—	—	(25,636)	(25,636)

Total derivative liabilities	830	26,296	395	(25,636)	1,885

Subtotal	¥6,570	¥27,162	¥395	¥(25,636)	¥8,491

Short-term borrowings(8)	—	73	4	—	77
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	265	—	—	265
Long-term borrowings(8)(10)(11)	114	1,263	222	—	1,599
Other liabilities(12)	39	11	0	—	50

Total	¥6,723	¥28,774	¥622	¥(25,636)	¥10,483

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2014
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥2,176	¥655	¥68	¥—	¥2,899
Private equity investments(3)	—	—	42	—	42
Japanese government securities	2,587	—	—	—	2,587
Japanese agency and municipal securities	—	192	—	—	192
Foreign government, agency and municipal securities	4,615	1,378	26	—	6,019
Bank and corporate debt securities and loans for trading purposes	—	1,735	116	—	1,851
Commercial mortgage-backed securities (“CMBS”)	—	156	3	—	159
Residential mortgage-backed securities (“RMBS”)	—	2,221	3	—	2,224
Real estate-backed securities	—	—	0	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	170	13	—	183
Investment trust funds and other	136	87	30	—	253

Total trading assets and private equity investments	9,514	6,594	301	—	16,409

Derivative assets(5)
Equity contracts	750	1,102	70	—	1,922
Interest rate contracts	11	19,398	112	—	19,521
Credit contracts	4	1,268	42	—	1,314
Foreign exchange contracts	—	3,293	19	—	3,312
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(23,764)	(23,764)

Total derivative assets	765	25,061	243	(23,764)	2,305

Subtotal	¥10,279	¥31,655	¥544	¥(23,764)	¥18,714

Loans and receivables(6)	—	280	26	—	306
Collateralized agreements(7)	—	1,087	—	—	1,087
Other assets
Non-trading debt securities	406	615	3	—	1,024
Other(3)	358	94	56	—	508

Total	¥11,043	¥33,731	¥629	¥(23,764)	¥21,639

Liabilities:
Trading liabilities
Equities	¥774	¥132	¥1	¥—	¥907
Japanese government securities	3,046	—	—	—	3,046
Foreign government, agency and municipal securities	3,831	688	—	—	4,519
Bank and corporate debt securities	—	396	0	—	396
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	0	—	—	0
Investment trust funds and other	76	12	—	—	88

Total trading liabilities	7,727	1,229	1	—	8,957

Derivative liabilities(5)
Equity contracts	827	1,368	59	—	2,254
Interest rate contracts	10	19,142	151	—	19,303
Credit contracts	4	1,582	37	—	1,623
Foreign exchange contracts	—	2,926	14	—	2,940
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(24,030)	(24,030)

Total derivative liabilities	841	25,018	261	(24,030)	2,090

Subtotal	¥8,568	¥26,247	¥262	¥(24,030)	¥11,047

Short-term borrowings(8)	—	46	3	—	49
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	530	—	—	530
Long-term borrowings(8)(10)(11)	134	1,439	394	—	1,967
Other liabilities(12)	152	86	—	—	238

Total	¥8,854	¥28,348	¥659	¥(24,030)	¥13,831

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2013
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments

Equities	¥129	DCF	Yields Liquidity discounts	7.6% 25.0 – 38.0%	7.6% 35.4%

		DCM	Capitalization rates	5.2 – 6.7%	6.3%

Private equity investments	87	DCF	WACC Growth rates Liquidity discounts	6.8% 0.0% 25.0%	6.8% 0.0% 25.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	3.7 – 11.3 x 7.7 x 0.4 x 0.4 x 0.0 – 33.0%	11.0 x 7.7 x 0.4 x 0.4 x 25.8%

Foreign government, agency and municipal securities	91	DCF	Credit spreads	0.0 – 6.5%	0.7%

Bank and corporate debt securities and loans for trading purposes	69	DCF	Credit spreads Recovery rates	0.0 – 24.2% 0.1 – 36.4%	2.6% 28.1%

Commercial mortgage-backed securities (“CMBS”)	6	DCF	Yields Default probabilities Loss severities	0.0 – 25.0% 100.0% 0.0 – 80.0%	8.0% 100.0% 0.3%

Residential mortgage-backed securities (“RMBS”)	4	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 40.0% 0.0 – 8.2% 0.3 – 17.0% 22.0 – 90.0%	3.3% 4.5% 14.7% 64.2%

Real estate-backed securities	68	DCF	Yields Default probabilities Loss severities	1.8 – 15.0% 24.0 – 65.0% 80.0 – 100.0%	1.9% 42.6% 88.0%

		DCM	Capitalization rates	6.8%	6.8%

Collateralized debt obligations (“CDOs”) and other	12	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 58.6% 0.0 – 15.0% 2.0 – 5.0% 30.0 –75.0%	17.1% 13.8% 2.1% 45.6%

Investment trust funds and other	13	DCF	Credit spreads Correlations	0.0 – 6.5% 0.50 – 0.70	0.6% 0.60

Derivatives, net:
Equity contracts	5	Option models	Dividend yield Volatilities Correlations	0.0 – 11.0% 5.7 – 92.4% (0.77) – 0.99	— — —

Interest rate contracts	(54)	DCF/ Option models	Forward FX rates Interest rates	62.9 – 121.7 0.6 – 4.2%	— —

		Option models	Volatilities Correlations	13.5 –118.1% (0.70) – 0.99	— —

Credit contracts	25	DCF/ Option models	Credit spreads Recovery rates	0.0 – 7.5% 15.0 –40.0%	— —

		Option models	Volatilities Correlations	10.0 –70.0% 0.33 – 0.90	— —

Foreign exchange contracts	(3)	Option models	Volatilities	1.4 – 20.7%	—

		DCF	Forward FX rates	2.7 –12,484.0	—

Loans and receivables	3	DCF	Credit spreads	3.0%	3.0%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.2 – 2.5%	1.7%

Other(3)	60	DCF	WACC Growth rates Yields Liquidity discounts	6.8 – 6.8% 0.0 – 1.0% 7.6% 0.0 – 30.0%	6.8% 0.9% 7.6% 8.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	6.9 – 12.5 x 7.7 – 44.4 x 0.0 – 5.6 x 25.0 –30.0%	9.9 x 25.8 x 1.7 x 29.8%

Liabilities:
Long-term borrowings	¥222	DCF	Volatilities Correlations	13.5 – 118.1% (0.77) – 0.99	— —

	March 31, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments

Equities	¥68	DCF	Liquidity discounts	11.0 – 50.0%	18.1%

		DCM	Capitalization rates	6.8 – 6.9%	6.8%

Private equity investments	42	Market multiples	EV/EBITDA ratios Price/Embedded values Liquidity discounts	4.5 – 11.6 x 0.4 x 0.0 – 33.0%	10.0 x 0.4 x 30.5%

Foreign government, agency and municipal securities	26	DCF	Credit spreads	0.0 – 5.9%	0.5%

Bank and corporate debt securities and loans for trading purposes	116	DCF	Credit spreads Recovery rates	0.0 – 26.6% 0.0 – 74.0%	4.7% 57.1%

Commercial mortgage-backed securities (“CMBS”)	3	DCF	Yields	6.2 – 30.4%	10.1%

Residential mortgage-backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Default probabilities Loss severities	0.3 – 10.7% 3.8 – 50.0% 0.0 – 2.0% 0.1 – 87.2%	3.7% 12.8% 2.0% 51.2%

Collateralized debt obligations (“CDOs”) and other	13	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 90.9% 0.0 – 20.0% 1.0 – 65.0% 30.0 – 100.0%	11.1% 18.5% 3.2% 47.9%

Investment trust funds and other	30	DCF	Credit spreads Correlations	0.0 – 3.5% 0.50 – 0.71	0.1% 0.61

Derivatives, net:
Equity contracts	11	Option models	Dividend yield Volatilities Correlations	0.0 – 8.2% 6.9 – 59.9% (0.96) – 0.95	— — —

Interest rate contracts	(39)	DCF/ Option models	Interest rates	0.7 – 5.2%	—

		Option models	Volatilities Correlations	10.6 – 23.5% (0.45) – 0.99	— —

Credit contracts	5	DCF/ Option models	Credit spreads Recovery rates	0.0 – 20.9% 20.0 – 90.0%	— —

		Option models	Volatilities Correlations	1.0 – 70.0% 0.26 – 0.95	— —

Foreign exchange contracts	5	Option models	Volatilities	11.2 – 19.1%	—

Loans and receivables	26	DCF	Credit spreads	0.0%	0.0%

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0.1 – 2.5%	0.8%

Other(3)	56	DCF	WACC	6.1%	6.1%
			Growth rates Liquidity discounts	1.0% 0.0 – 30.0%	1.0% 12.7%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	3.6 – 8.3 x 9.6 – 60.1 x 0.0 – 5.3 x 30.0%	4.9 x 24.0 x 1.0 x 30.0%

Liabilities:
Short-term borrowings	¥3	DCF	Volatilities Correlations	15.3 – 55.5% (0.78) – 0.94	— —

Long-term borrowings	394	DCF	Volatilities Correlations	10.6 – 55.5% (0.78) – 0.99	— —

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

		Billions of yen
		Year ended March 31, 2013
	Balance as of April 1, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of March 31, 2013
Assets:
Trading assets and private equity investments
Equities	¥125	¥2	¥—	¥38	¥(22)	¥—	¥5	¥6	¥(25)	¥129
Private equity investments	202	9	—	4	(137)	—	9	—	—	87
Japanese agency and municipal securities	10	0	—	1	(11)	—	—	0	(0)	0
Foreign government, agency and municipal securities	37	39	—	728	(731)	—	0	62	(44)	91
Bank and corporate debt securities and loans for trading purposes	62	7	—	245	(286)	—	7	69	(35)	69
Commercial mortgage-backed securities (“CMBS”)	8	3	—	11	(15)	—	1	4	(6)	6
Residential mortgage-backed securities (“RMBS”)	5	1	—	19	(20)	—	0	2	(3)	4
Real estate-backed securities	91	2	—	1	(26)	—	0	—	—	68
Collateralized debt obligations (“CDOs”) and other	20	(1)	—	11	(17)	—	1	3	(5)	12
Investment trust funds and other	9	2	—	2	(0)	—	0	0	(0)	13

Total trading assets and private equity investments	569	64	—	1,060	(1,265)	—	23	146	(118)	479

Derivatives, net(4)
Equity contracts	14	(9)	—	—	—	(11)	4	(1)	8	5
Interest rate contracts	(39)	(15)	—	—	—	(1)	(1)	(0)	2	(54)
Credit contracts	(11)	(16)	—	—	—	12	6	15	19	25
Foreign exchange contracts	18	(1)	—	—	—	1	(1)	(6)	(14)	(3)
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	(0)	(0)

Total derivatives, net	(18)	(41)	—	—	—	1	8	8	15	(27)

Subtotal	¥551	¥23	¥—	¥1,060	¥(1,265)	¥1	¥31	¥154	¥(103)	¥452

Loans and receivables	11	(0)	—	0	(3)	—	1	—	(6)	3
Other assets
Non-trading debt securities	6	0	0	0	(2)	—	0	—	—	4
Other(5)	72	21	0	1	(32)	—	0	0	(2)	60

Total	¥640	¥44	¥0	¥1,061	¥(1,302)	¥1	¥32	¥154	¥(111)	¥519

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥—	¥0
Bank and corporate debt securities	1	(0)	—	0	(1)	—	0	—	(0)	0

Total trading liabilities	¥1	¥(0)	¥—	¥0	¥(1)	¥—	¥0	¥0	¥(0)	¥0

Short-term borrowings	0	(0)	—	6	(1)	—	—	1	(2)	4
Payables and deposits	(0)	(1)	—	(0)	(0)	—	—	—	—	1
Long-term borrowings	(13)	(155)	—	108	(82)	—	3	110	(59)	222
Other liabilities	—	0	—	0	(0)	—	0	—	(0)	0

Total	¥(12)	¥(156)	¥—	¥114	¥(84)	¥—	¥3	¥111	¥(61)	¥227

		Billions of yen
		Year ended March 31, 2014
	Balance as of April 1, 2013	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of March 31, 2014
Assets:
Trading assets and private equity investments
Equities	¥129	¥11	¥—	¥21	¥(105)	¥—	¥6	¥7	¥(1)	¥68
Private equity investments	87	(1)	—	1	(11)	—	6	—	(40)	42
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	91	21	—	516	(540)	—	—	8	(70)	26
Bank and corporate debt securities and loans for trading purposes	69	5	—	221	(167)	—	3	32	(47)	116
Commercial mortgage-backed securities (“CMBS”)	6	(0)	—	7	(11)	—	0	2	(1)	3
Residential mortgage-backed securities (“RMBS”)	4	(0)	—	1	(3)	—	0	3	(2)	3
Real estate-backed securities	68	1	—	0	(69)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other	12	(1)	—	23	(21)	—	1	6	(7)	13
Investment trust funds and other	13	0	—	24	(6)	—	0	—	(1)	30

Total trading assets and private equity investments	479	36	—	814	(933)	—	16	58	(169)	301

Derivatives, net(4)
Equity contracts	5	(8)	—	—	—	(2)	2	7	7	11
Interest rate contracts	(54)	(1)	—	—	—	19	(1)	(6)	4	(39)
Credit contracts	25	(5)	—	—	—	(16)	3	0	(2)	5
Foreign exchange contracts	(3)	(1)	—	—	—	13	0	(4)	(0)	5
Commodity contracts	(0)	0	—	—	—	0	(0)	0	—	0

Total derivatives, net	(27)	(15)	—	—	—	14	4	(3)	9	(18)

Subtotal	¥452	¥21	¥—	¥814	¥(933)	¥14	¥20	¥55	¥(160)	¥283

Loans and receivables	3	(0)	—	13	(2)	—	1	20	(9)	26
Other assets
Non-trading debt securities	4	(1)	(0)	—	(0)	—	0	—	—	3
Other	60	4	(0)	3	(9)	—	0	—	(2)	56

Total	¥519	¥24	¥(0)	¥830	¥(944)	¥14	¥21	¥75	¥(171)	¥368

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥1	¥(0)	¥—	¥0	¥0	¥(0)	¥1
Bank and corporate debt securities	0	0	—	0	(0)	—	0	0	(0)	0

Total trading liabilities	¥0	¥(0)	¥—	¥1	¥(0)	¥—	¥0	¥0	¥(0)	¥1

Short-term borrowings	4	(0)	—	3	(3)	—	—	1	(2)	3
Payables and deposits	1	0	—	(0)	(1)	—	—	—	(0)	0
Long-term borrowings	222	(29)	—	424	(259)	—	3	42	(67)	394
Other liabilities	0	—	—	1	(1)	—	(0)	—	—	—

Total	¥227	¥(29)	¥—	¥429	¥(264)	¥—	¥3	¥43	¥(69)	¥398

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(5)	Includes the impact of the refined fair value measurement of certain investments in unlisted equity securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	March 31
	2013	2014
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥1	¥7
Private equity investments	(10)	(6)
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	2	(1)
Bank and corporate debt securities and loans for trading purposes	(0)	(0)
Commercial mortgage-backed securities (“CMBS”)	1	1
Residential mortgage-backed securities (“RMBS”)	0	(0)
Real estate-backed securities	(0)	(0)
Collateralized debt obligations (“CDOs”) and other	(0)	(0)
Investment trust funds and other	2	0

Total trading assets and private equity investments	(4)	1

Derivatives, net(2)
Equity contracts	7	22
Interest rate contracts	24	(1)
Credit contracts	12	2
Foreign exchange contracts	(4)	(0)
Commodity contracts	0	(0)

Total derivatives, net	39	23

Subtotal	¥35	¥24

Loans and receivables	(0)	(1)
Other assets
Non-trading debt securities	0	(0)
Other(3)	24	1

Total	¥59	¥24

Liabilities:
Trading liabilities
Equities	¥0	¥—
Bank and corporate debt securities	—	(0)

Total trading liabilities	¥0	¥(0)

Short-term borrowings	(1)	(0)
Payables and deposits	(1)	0
Long-term borrowings	(162)	(33)
Other liabilities	(0)	—

Total	¥(164)	¥(33)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(3)	Includes the impact of the refined fair value measurements of certain investments in unlisted equity securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2013
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥68	¥16	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	63	7	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥138	¥24

	Billions of yen
	March 31, 2014
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥66	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	42	17	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥115	¥18

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Year ended March 31
	2012	2013	2014
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥2	¥0
Private equity investments	(12)	(10)	(0)
Loans and receivables	(6)	19	3
Collateralized agreements(3)	10	(0)	4
Other assets(2)	(0)	1	17

Total	¥(8)	¥12	¥24

Liabilities:
Short-term borrowings(4)	¥(14)	¥(4)	¥0
Collateralized financing(3)	(1)	(1)	(3)
Long-term borrowings(4)(5)	(11)	(51)	11
Other liabilities(6)	0	0	0

Total	¥(26)	¥(56)	¥8

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income. As of March 31, 2014, gains of ¥5 billion included in Other assets are reported in Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2013
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,403	¥1,313	¥3,262	¥556	¥8,534

	Billions of yen
	March 31, 2014
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,779	¥1,666	¥3,968	¥385	¥8,798

(1)	Other than above, there were ¥715 billion and ¥756 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2013 and 2014, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2013(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥805	¥805	¥805	¥—	¥—
Time deposits	578	578	—	578	—
Deposits with stock exchanges and other segregated cash	270	270	—	270	—
Loans receivable(2)	1,575	1,576	—	1,352	224
Securities purchased under agreements to resell	8,295	8,295	—	8,295	—
Securities borrowed	5,820	5,820	—	5,820	—

Total Assets	¥17,343	¥17,344	¥805	¥16,315	¥224

Liabilities:
Short-term borrowings	¥738	¥738	¥—	¥734	¥4
Deposits received at banks	1,072	1,072	—	1,071	1
Securities sold under agreements to repurchase	12,444	12,444	—	12,440	4
Securities loaned	2,159	2,159	—	2,159	—
Long-term borrowings	7,592	7,430	114	7,093	223

Total Liabilities	¥24,005	¥23,843	¥114	¥23,497	¥232

	Billions of yen
	March 31, 2014(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,490	¥1,490	¥1,490	¥—	¥—
Time deposits	364	364	—	364	—
Deposits with stock exchanges and other segregated cash	336	336	—	336	—
Loans receivable(2)	1,327	1,326	—	1,068	258
Securities purchased under agreements to resell	9,618	9,618	—	9,618	—
Securities borrowed	7,729	7,729	—	7,729	—

Total Assets	¥20,864	¥20,863	¥1,490	¥19,115	¥258

Liabilities:
Short-term borrowings	¥602	¥602	¥—	¥599	¥3
Deposits received at banks	1,114	1,114	—	1,114	0
Securities sold under agreements to repurchase	13,938	13,938	—	13,938	0
Securities loaned	2,360	2,360	—	2,360	—
Long-term borrowings	8,227	8,202	134	7,674	394

Total Liabilities	¥26,241	¥26,216	¥134	¥25,685	¥397

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for loan losses.